Filed pursuant to Rule 497(e)
File Nos. 333-201530; 811-23024

PTLC PTMC PTNQ PTEU	Pacer Trendpilot® US Large Cap ETF Pacer Trendpilot® US Mid Cap ETF Pacer Trendpilot® 100 ETF Pacer Trendpilot® European Index ETF	GCOW COWZ CALF ICOW	Pacer Global Cash Cows Dividend ETF Pacer US Cash Cows 100 ETF Pacer US Small Cap Cash Cows 100 ETF Pacer Developed Markets International Cash Cows 100 ETF
PAEU PIEL PWS	Pacer Autopilot Hedged European Index ETF Pacer International Export Leaders ETF Pacer WealthShield ETF	VIRS	Pacer BioThreat Strategy ETF
SZNG SZNE HOTL RXRE INDS SRVR PAD
Pacer CFRA-Stovall Global Seasonal Rotation ETF
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Pacer Benchmark Hotel & Lodging Real Estate SCTRSM ETF
Pacer Benchmark Healthcare Real Estate SCTRSM ETF
Pacer Benchmark Industrial Real Estate SCTRSM ETF
Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF
Pacer Benchmark Apartments & Residential Real Estate SCTRSM ETF
AFTY PTBD PTIN TRND BUL ALTL PAMC
Pacer CSOP FTSE China A50 ETF
Pacer Trendpilot® US Bond ETF
Pacer Trendpilot® International ETF
Pacer Trendpilot® Fund of Funds ETF
Pacer US Cash Cows Growth ETF
Pacer Lunt Large Cap Alternator ETF
Pacer Lunt MidCap Multi-Factor Alternator ETF

PEXL	Pacer US Export Leaders ETF	PALC	Pacer Lunt Large Cap Multi-Factor Alternator ETF
ECOW	Pacer Emerging Markets Cash Cows 100 ETF	HERD	Pacer Cash Cows Fund of Funds ETF

Supplement dated October 6, 2021 to the
Statement of Additional Information (“SAI”), dated August 31, 2021
Effective September 16, 2021, the Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”) appointed Colin C. Lake as a trustee of the Board and accepted the resignation of Dennis J. Ryan. All references to Mr. Ryan are deleted in their entirety.
The table under “Members of the Board and Officers of the Trust” is supplemented as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Independent Trustees
Colin C. Lake Born: 1971	Trustee	Indefinite Term; since 2021	Founder/President, Developing the Next Leaders, Inc. (consulting) (since 2016)	48	None
The“Individual Trustee Qualifications” section is supplemented as follows:
The Trust has concluded that Mr. Lake should serve as Trustee because of his extensive experience in the financial services industry. The Trust believes that Mr. Lake’s business acumen and understanding of financial issues provide an appropriate background in areas applicable to investment company oversight.

Filed pursuant to Rule 497(e)
File Nos. 333-201530; 811-23024
Effective September 15, 2021, Perpetua Seidenberg resigned from her role as Chief Compliance Officer and AML Officer of the Trust. All references to Ms. Seidenberg should be disregarded. Effective September 15, 2021, the Board elected Justin Dausch as Chief Compliance Officer and AML Officer of the Trust.
Accordingly, the table in the “Principal Officers of the Trust” section of the SAI is hereby removed and replaced with the following:
Principal Officers of the Trust. The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.

Name and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Joe M. Thomson Born: 1944	Trustee, Chairman, President, and Principal Executive Officer	Indefinite Term; since 2014	Founder/President, Pacer Advisors, Inc. (since 2005); President and Chief Compliance Officer, Pacer Financial, Inc. (since 2004)
Sean E. O’Hara Born: 1962	Treasurer and Principal Financial Officer	Indefinite Term; since 2014	Director, Index Design Group (since 2015); Director, Pacer Financial, Inc. (since 2007); Director, Pacer Advisors, Inc. (since 2007)
Bruce Kavanaugh Born: 1964	Secretary and Portfolio Manager	Indefinite Term; since 2016	Vice President, Pacer Advisors, Inc. (since 2005); Vice President, Pacer Financial, Inc. (since 2004)
Justin Dausch Gateway Corporate Center Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Born: 1990	Chief Compliance Officer and AML Officer	Indefinite Term; since 2021	Director, Vigilant, since 2017; Compliance Associate, HSBC (investment banking company), 2015-2017
Please retain this Supplement with your SAI for future reference.

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